Cash and Cash Equivalents: (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 6,037,659	$ 9,278,730
Money market funds	4,578,399	72,162
Total	$ 10,616,058	$ 9,350,892